BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current
Cash	$ 7,881	$ 2,541
GST receivables	1,660	1,164
Prepaid expenses	1,365	0
Total current assets	10,906	3,705
Reclamation deposits	121,391	116,806
Notes receivable from related parties	0	217,461
Oil and gas property interest (unproved)	0	6,237,026
Total assets	132,297	6,574,998
Current liabilities
Accounts payable and accrued liabilities	91,326	13,866
Accounts payable and accrued liabilities - related party	93,278	1,950
Notes payable	6,963	6,503
Derivative liability	779,796	1,153,491
Total current liabilities	971,363	1,175,810
Asset retirement obligation	138,728	128,301
Total liabilities	1,110,091	1,304,111
Stockholders' equity (deficit)
Preferred stock	0	0
Common stock	0	0
Additional paid-in capital	22,919,431	21,975,988
Stock subscriptions received	0	21,514
Accumulated deficit	(23,525,737)	(16,193,263)
Accumulated other comprehensive income	(371,488)	(533,352)
Total stockholders' equity (deficit)	(977,794)	5,270,887
Total liabilities and Stockholders' equity (deficit)	$ 132,297	$ 6,574,998